Accounts Payable and Accrued Expenses and Other Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses and Other Current Liabilities [Line Items]
Accounts payable	$ 2,312,382	$ 4,656,966		$ 901,552
Other accrued liabilities	1,162,687	3,240,125		357,414
Expenses payable	834,291
Accrued expenses	80,833	140,074	$ 62,516	$ 34,005
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Accounts Payable and Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses	$ 834,291	$ 944,965